Equity - Disclosure of number of shares outstanding (Details)	12 Months Ended
Dec. 31, 2024 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,023,168,321
Issuance of Special Voting Shares (in shares)	866,342,434
Repurchase of treasury shares (in shares)	(164,162,741)
Treasury shares assigned to long-term incentive plans participants (in shares)	11,779,002
Shares issued to serve Long Term Incentive Plans (in shares)	9,775,979
Number of shares outstanding at end of period (in shares)	3,746,902,995
Common Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,023,099,039
Number of shares outstanding at end of period (in shares)	2,880,492,279
Common Shares | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,023,099,039
Issuance of Special Voting Shares (in shares)	0
Repurchase of treasury shares (in shares)	(164,161,741)
Treasury shares assigned to long-term incentive plans participants (in shares)	11,779,002
Shares issued to serve Long Term Incentive Plans (in shares)	9,775,979
Special Voting Shares A | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	69,282
Issuance of Special Voting Shares (in shares)	866,342,434
Repurchase of treasury shares (in shares)	(1,000)
Treasury shares assigned to long-term incentive plans participants (in shares)	0
Shares issued to serve Long Term Incentive Plans (in shares)	0
Number of shares outstanding at end of period (in shares)	866,410,716